Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Interest income.
Loans and advances - Central banks	€ 1,314	€ 1,320		€ 1,881
Loans and advances - Credit institutions	1,785	1,555		1,840
Debt instruments	6,378	6,429		7,141
Loans and advances - Customers	46,180	43,489		43,640
Other interest income	1,128	1,532		1,539
Total interest income	€ 56,785	€ 54,325	[1]	€ 56,041

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).